Withholding Tax Receivable (Tables)	6 Months Ended
Jun. 30, 2023
Withholding Tax Receivable [Abstract]
Schedule of Withholding Tax Receivables
	2023	2022
	(Unaudited)	(Unaudited)
Balance at January 1,	$2,691,096	$3,531,953
Addition	401,941	381,966
Collection	-	(1,045,061)
Write off/ Allowance for uncollectible	(561,277)	(263,340)
Exchange difference	(73,713)	(153,902)
Balance at June 30,	$2,458,047	$2,451,616

Schedule of Current and Non Current Portion of Tax Receivables
	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Current portion	$536,974	$757,024
Non-current portion	1,921,073	1,934,072
Withholding tax receivable	$2,458,047	$2,691,096